Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	As of December 31,
	2024	2023
Robots at warehouse	$4,112,364	$4,743,645
Security equipment	274,854	506,403
Impairment provision for inventories	(4,112,364)	(4,743,645)
Inventories	$274,854	$506,403